Note 14 - Other Financial Assets - Disclosure of Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
FVTPL marketable securities	$ 4,989	$ 10,112
FVTOCI marketable securities	1,431	1,214
Total marketable securities	6,420	11,326
Silver future derivatives	2,038
Total other financial assets	8,458	11,326
First Mining Gold Corp. (TSX FF) [member]
Statement Line Items [Line Items]
FVTPL marketable securities	2,753	7,576
Sprott Physical Silver Trust (NYSE PSLV) [member]
Statement Line Items [Line Items]
FVTPL marketable securities	$ 2,236	$ 2,536